Finance Receivables - Finance Receivables Due for Payment (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
2014	€ 254,227
2015
2016	6,150
2017	36,450
2018	6,150
Thereafter
Finance receivables, gross	€ 302,977	€ 309,616